Events after the reporting period (Details)			1 Months Ended							9 Months Ended	12 Months Ended
	Jul. 11, 2022 GBP (£)	Jan. 20, 2021 GBP (£) £ / shares	Dec. 31, 2021 GBP (£) £ / shares shares	Oct. 31, 2021 GBP (£) £ / shares shares	Sep. 30, 2021 GBP (£) £ / shares shares	Jun. 30, 2021 GBP (£) £ / shares shares	Apr. 30, 2021 GBP (£) £ / shares shares	Mar. 31, 2021 GBP (£) £ / shares shares	Jan. 31, 2021 GBP (£) £ / shares shares	Sep. 30, 2022	Dec. 31, 2021 £ / shares	Oct. 25, 2022 USD ($) shares
Subsequent Event [Line Items]
Debt instrument, maturity date										Jan. 07, 2023
Subordinated Shareholders Loans [Member]
Subsequent Event [Line Items]
Debt instrument convertible conversion period		2021-10
Subsequent Event [Member] | Subordinated Shareholders Loans [Member]
Subsequent Event [Line Items]
Debt instrument face value | £		£ 8,650,667
Debt instrument percentage of accrued interest		12.00%
Debt instrument, maturity date		Jun. 30, 2023
Debt instrument, convertible, conversion price | £ / shares		£ 203.73
Stockholders' equity, period increase | £		£ 9,500,000
Subsequent Event [Member] | LXI REIT Advisors Ltd [Member]
Subsequent Event [Line Items]
Percentage of voting interests to be acquired			8.00%	3.50%			2.00%		27.50%
Sale of stock, number of shares issued in transaction			80	35			20		240
Sale of stock, price per share | £ / shares			£ 0.01	£ 0.01			£ 0.01		£ 0.01		£ 0.01
Business combination, step acquisition, equity interest in acquiree, fair value | £			£ 2,791,760	£ 1,135,400			£ 648,800		£ 9,786,067
Subsequent Event [Member] | Alvarium Social Housing Advisors Ltd [Member]
Subsequent Event [Line Items]
Percentage of voting interests to be acquired											17.90%
Sale of stock, number of shares issued in transaction			57		50	50	29	50
Sale of stock, price per share | £ / shares			£ 0.01		£ 0.01	£ 0.01	£ 0.01	£ 0.01			£ 0.01
Business combination, step acquisition, equity interest in acquiree, fair value | £			£ 330,435		£ 289,855	£ 289,855	£ 274,663	£ 289,855
Subsequent Event [Member] | LXI REIT Advisors Ltd [Member] | Customer Relationships [Member]
Subsequent Event [Line Items]
Asset acquisition consideration transferred equity interest issued | £	£ 40,000,000
Subsequent Event [Member] | A And R Business Combination Agreement [Member] | Cartesian Growth Corp [Member]
Subsequent Event [Line Items]
Percentage of shares subject to restriction in transfer												100.00%
Percentage of shares subject to restriction in transfer one												50.00%
Subsequent Event [Member] | Alvarium [Member] | A And R Business Combination Agreement [Member] | Cartesian Growth Corp [Member]
Subsequent Event [Line Items]
Fees payable in case of termination of agreement | $												$ 5,500,000
Subsequent Event [Member] | TWMH And TIG [Member] | A And R Business Combination Agreement [Member] | Cartesian Growth Corp [Member]
Subsequent Event [Line Items]
Fees payable in case of termination of agreement | $												$ 11,000,000
Subsequent Event [Member] | Earnout Shares Payable To TWMH [Member] | A And R Business Combination Agreement [Member] | Cartesian Growth Corp [Member]
Subsequent Event [Line Items]
Business combination contingent consideration payable in shares												1,050,000
Subsequent Event [Member] | Earnout Shares Payable To TIG Entities [Member] | A And R Business Combination Agreement [Member] | Cartesian Growth Corp [Member]
Subsequent Event [Line Items]
Business combination contingent consideration payable in shares												1,050,000
Subsequent Event [Member] | Common Class A [Member] | Post Business Combination Equity Incentive Plan [Member] | SPAC Class A Common Stock [Member] | A And R Business Combination Agreement [Member] | Cartesian Growth Corp [Member]
Subsequent Event [Line Items]
Common stock shares reserved for future issuance												11,788,132
Subsequent Event [Member] | Common Class A [Member] | Post Business Combination Employee Stock Purchase Plan [Member] | SPAC Class A Common Stock [Member] | A And R Business Combination Agreement [Member] | Cartesian Growth Corp [Member]
Subsequent Event [Line Items]
Common stock shares reserved for future issuance												1,813,559